Goodwill and other intangibles (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
Supporting information

	Goodwill	Customer Relationship Intangible	Other	Total
As at December 31, 2022	$1,944	$390	$24	$2,358
Additions	—	—	3	3
Amortization[1]	—	(53)	(9)	(62)
Foreign exchange	5	2	—	6
Transfers	—	—	4	4
Other	—	—	(2)	(2)
As at December 31, 2023	$1,949	$339	$20	$2,307

As at December 31, 2023
Cost	$1,949	$489	$80	$2,518
Accumulated amortization	—	(150)	(60)	(211)
Net	$1,949	$339	$20	$2,307

As at December 31, 2023	$1,949	$339	$20	$2,307
Additions	—	—	3	3
Amortization[1]	—	(53)	(9)	(63)
Impairment (note 17)	(70)	—	—	(70)
Foreign exchange	(1)	—	—	(1)
Other	—	—	2	2
As at December 31, 2024	$1,879	$285	$16	$2,180

As at December 31, 2024
Cost	$1,879	$489	$81	$2,448
Accumulated amortization	—	(203)	(65)	(268)
Net	$1,879	$285	$16	$2,180
1.Amortization of $63 million (2023 - $62 million) relates to selling, general and administration expense.
Schedule of Goodwill
For the purposes of impairment testing, goodwill has been allocated to the following CGU groups:

	December 31,	December 31,
As at	2024	2023
Canadian lumber	$171	$171
U.S. lumber	409	409
North America EWP	1,280	1,280
Europe EWP	19	89
Total	$1,879	$1,949

Schedule Of Goodwill Key Assumptions
The following table lists the key assumptions and sensitivities:

Key assumptions	Sensitivity of recoverable amount to a 1% change in assumption
Product pricing	$37 million
Production volumes	$8 million
Operating costs	$33 million
The following table indicates the percentages by which key assumptions would need to change individually for the recoverable amount to equal the carrying amount:

Key assumptions	Change required for recoverable amount to equal carrying amount
Product pricing	1% decrease
Production volumes	5% decrease
Operating costs	1% increase